Annual Report December 31, 1999
================================================================================

Total Return Portfolio
A Series of Panorama Series Fund, Inc.




                                                  [logo] OppenheimerFunds(R)
                                                         The Right Way to Invest

--------------------------------------------------------------------------------
Panorama Series Fund, Inc.--Total Return Portfolio
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================================================================================
Objective
Panorama Series Fund, Inc.--Total Return Portfolio seeks to maximize total investment return (including both capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments according to changing market conditions.

================================================================================
Narrative by Peter Antos and Team, Portfolio Managers
We are somewhat disappointed with the performance of the Fund's stock holdings over the fiscal year that ended December 31,1999. The Fund focuses on value stocks, which have lagged the attractive gains of growth stocks. However, our disciplined strategy of allocating assets among stocks, bonds and cash enabled us to limit risks during a volatile period.
         Historically, the kind of low P/E value stocks in which the Fund invests have proven to be bargains over the long term. However, they tend to underperform the market when corporate earnings growth appears likely to slow and concerns regarding the economic future are on the rise. At such times, investors tend to seek large, growth-oriented companies.
         Throughout the recent one-year period, actual U.S. economic growth remained robust. However, the threat of slowing growth fueled widespread economic uncertainty. In early 1999, those uncertainties were driven by economic difficulties in the world's emerging markets. Significant weakness in Asian markets, along with Brazil's devaluation of its currency in January 1999, raised the prospect of slowing corporate growth, since multinational corporations can sell fewer products in depressed markets. Consequently, the performance of the overall market--and value-oriented stocks in particular--suffered.
         In April 1999, continuing strength in the U.S. economy and signs of recovery in emerging markets caused value-oriented stocks to rise. However, the rebound proved short-lived. In June, the Federal Reserve Board (Fed) embarked on a series of interest rate hikes aimed at preventing the economy from overheating. The Fed's actions renewed concerns regarding the sustainability of U.S. economic growth. Value-oriented stocks again suffered as a result. Several of our holdings in traditional value-oriented groups, such as housing and manufacturing, were particularly hard hit despite good earnings and strong business conditions.
         We conduct in-depth analyses of financial markets and economic trends to guide our decisions on allocating the Fund's assets among stocks, bonds and cash. During much of the recent year, our analyses led us to invest between 30 and 40 percent of the Fund's assets in bonds and cash. These investments cushioned the Fund's performance during a period that proved generally unfavorable for value-oriented stocks.
         During the first few months of the year, we took advantage of attractive opportunities among technology and financial company stocks that met our criteria for attractive valuations and positive quantitative signs of improvement. Many of these holdings performed relatively well for much of the period, despite challenging conditions for most value-oriented stocks. In mid-1999, when interest rate increases began to create an unfavorable environment for financial stocks, we reduced our holdings in the financial sector. We also scored successes with individual stocks in such diverse sectors as capital goods and retailing.
         The Fund's bond portfolio remained heavily oriented toward the corporate bond sector throughout the period. These investments proved favorable for the Fund, since corporate bonds generally outpaced U.S. Government securities over the period.
         We were less successful in managing the Fund's average duration. Duration is a measure of a bond's sensitivity to changes in interest rates. The longer a portfolio's average duration, the higher the returns investors are likely to receive in an environment of falling interest rates. We maintained a relatively long average duration throughout the period in anticipation of slowing economic growth and continued low inflation. This tactic proved disappointing as stronger than expected business activity and subsequent interest rate hikes by the Federal Reserve led to rising bond yields.
         Historically, we have found that value-oriented stocks tend to outperform the stock market as a whole over time. Accordingly, we continue to believe a balanced portfolio that includes high quality bonds, undervalued stocks and cash offers investors the potential for attractive long-term total returns. We remain committed to a disciplined asset allocation and investment strategy designed to deliver such returns to our investors.



2                             Total Return Portfolio

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Panorama Series Fund, Inc.--Total Return Portfolio
--------------------------------------------------------------------------------

================================================================================
Management's discussion of performance. The fiscal year that ended December 31, 1999, was marked by persistent concerns regarding the sustainability of U.S. economic growth. These concerns created a generally unfavorable environment for value-oriented investing. Although several individual stock holdings in the technology, financial, capital goods and retail sectors performed well, overall Fund performance suffered as the market favored growth-oriented, large-company investments for most of the period. On the fixed income side, the Fund's focus on relatively strong-performing corporate bonds helped cushion the impact of disappointing stock performance. The portfolio holdings, allocations and strategies are subject to change.
================================================================================
Comparing the Portfolio's performance to the market. The graph that follows shows the performance of a hypothetical $10,000 investment in the Portfolio held until December 31, 1999. Performance information does not reflect charges that apply to separate accounts investing in the Portfolio. If these charges were taken into account, performance would be lower.
         The Portfolio is compared to the performance of the S&P 500 Index and the Merrill Lynch Corporate & Government Master Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. The Merrill Lynch Corporate & Government Master Index is a composite of Corporate and Government Master indices exclusive of pass-through securities and flower bonds. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data that follows shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the indices.

[chart]

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Panorama Series Fund, Inc.--Total Return Portfolio, S&P 500 Index and Merrill Lynch Corporate & Government Master Index

          Panorama Series Fund, Inc.--                              Merrill Lynch Corporate
             Total Return Portfolio         S&P 500 Index          & Government Master Index
12.31.89            10000                       10000                      10000
12.31.90            10051                        9690                      10850
12.31.91            12944                       12635                      12574
12.31.92            14265                       13597                      13540
12.31.93            16587                       14966                      15037
12.31.94            16261                       15162                      14545
12.31.95            20271                       20851                      17307
12.31.96            22327                       25630                      17821
12.31.97            26526                       34176                      19564
12.31.98            29416                       43944                      21428
12.31.99            28965                       53181                      20988

[End chart]

Average Annual Total Return of the Portfolio at 12/31/99
1-Year -1.54%   5-Year 12.24%   10-Year 11.22%


Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please call us at 1.800.981.2871.
The performance information in the graph for both indices begins on 12/31/89. The inception date of the Portfolio is 9/30/82.
Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance.




                             Total Return Portfolio                           3

--------------------------------------------------------------------------------
Statement of Investments  December 31, 1999
--------------------------------------------------------------------------------

                                                                                                 Market Value
                                                                                Shares           Note 1
============================================================================================================
Common Stocks--54.5%
------------------------------------------------------------------------------------------------------------
Basic Materials--2.4%
------------------------------------------------------------------------------------------------------------
Chemicals--1.0%
Dow Chemical Co.                                                                 51,900          $ 6,935,137
------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                 105,300            4,284,394
                                                                                                 -----------
                                                                                                  11,219,531
------------------------------------------------------------------------------------------------------------
Paper--1.4%
Georgia Pacific Group                                                            84,700            4,298,525
------------------------------------------------------------------------------------------------------------
Georgia Pacific Group/Timber Group                                               62,700            1,543,987
------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                         129,800            1,849,650
------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                104,200            7,482,862
                                                                                                 -----------
                                                                                                  15,175,024
------------------------------------------------------------------------------------------------------------
Capital Goods--8.3%
------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.0%
------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                          154,700            8,160,425
------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                           51,100            2,762,594
                                                                                                 -----------
                                                                                                  10,923,019
------------------------------------------------------------------------------------------------------------
Electrical Equipment--1.3%
Integrated Device Technology, Inc.(1)                                            57,800            1,676,200
------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                     38,500            1,843,187
------------------------------------------------------------------------------------------------------------
SPX Corp.(1)                                                                    123,900           10,012,669
                                                                                                 -----------
                                                                                                  13,532,056
------------------------------------------------------------------------------------------------------------
Industrial Services--0.3%
Valassis Communications, Inc.(1)                                                 68,100            2,877,225
------------------------------------------------------------------------------------------------------------
Manufacturing--5.7%
Avery-Dennison Corp.                                                             37,400            2,725,525
------------------------------------------------------------------------------------------------------------
Ball Corp.                                                                       57,500            2,264,062
------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                                          49,200            2,638,350
------------------------------------------------------------------------------------------------------------
Cooper Industries, Inc.                                                          92,900            3,756,644
------------------------------------------------------------------------------------------------------------
Crane Co.                                                                        86,500            1,719,187
------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                     152,300            6,910,612
------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                      23,700            1,721,212
------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                   196,775           11,351,458
------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                            90,200            2,074,600
------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                            120,300           11,774,362
------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                            69,800            3,581,612
------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                    41,200            3,159,525
------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                       119,500            7,767,500
                                                                                                 -----------
                                                                                                  61,444,649

4                             Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Market Value
                                                                                Shares           Note 1
------------------------------------------------------------------------------------------------------------
Communication Services--3.2%
------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--2.5%
ADC Telecommunications, Inc.(1)                                                  59,100          $ 4,288,444
------------------------------------------------------------------------------------------------------------
ALLTELL Corp.                                                                   174,500           14,428,969
------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                      118,250            6,001,187
------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(1)                                             62,400            2,597,400
                                                                                                 -----------
                                                                                                  27,316,000
------------------------------------------------------------------------------------------------------------
Telephone Utilities--0.7%
BellSouth Corp.                                                                 157,000            7,349,562
------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--8.2%
------------------------------------------------------------------------------------------------------------
Autos & Housing--2.0%
Cooper Tire & Rubber Co.                                                         90,800            1,413,075
------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                      86,600            2,776,612
------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                                             54,100            1,788,681
------------------------------------------------------------------------------------------------------------
Genuine Parts Co.                                                               173,000            4,292,562
------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                     127,000            3,222,625
------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                              82,700            2,491,337
------------------------------------------------------------------------------------------------------------
USG Corp.                                                                        57,500            2,709,687
------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                             69,500            2,775,656
                                                                                                 -----------
                                                                                                  21,470,235
------------------------------------------------------------------------------------------------------------
Consumer Services--0.5%
Harte-Hanks, Inc.                                                                60,200            1,309,350
------------------------------------------------------------------------------------------------------------
Young & Rubicam, Inc.                                                            50,600            3,579,950
                                                                                                 -----------
                                                                                                   4,889,300
------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.5%
MGM Grand, Inc.                                                                  47,900            2,409,969
------------------------------------------------------------------------------------------------------------
Mirage Resorts, Inc.(1)                                                         200,000            3,062,500
                                                                                                 -----------
                                                                                                   5,472,469
------------------------------------------------------------------------------------------------------------
Media--1.6%
Central Newspapers, Inc., Cl. A                                                  50,200            1,976,625
------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                     61,400            1,684,662
------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                               122,300            9,975,094
------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                              68,200            4,057,900
                                                                                                 -----------
                                                                                                  17,694,281
------------------------------------------------------------------------------------------------------------
Retail: General--1.1%
Family Dollar Stores, Inc.                                                       90,700            1,479,544
------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                                            128,800            6,512,450
------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                        37,100            1,196,475
------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                  86,700            2,270,456
                                                                                                 -----------
                                                                                                  11,458,925


                             Total Return Portfolio                           5

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Market Value
                                                                                Shares           Note 1
------------------------------------------------------------------------------------------------------------
Retail: Specialty--1.5%
Circuit City Stores-Circuit City Group                                          107,200          $ 4,830,700
------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                       145,100            6,674,600
------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                94,000            1,686,125
------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                             90,700            1,904,700
------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                   55,200            1,128,150
                                                                                                 -----------
                                                                                                  16,224,275
------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--1.0%
Jones Apparel Group, Inc.(1)                                                    169,300            4,592,262
------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                              53,300            2,005,412
------------------------------------------------------------------------------------------------------------
Shaw Industries, Inc.                                                           135,400            2,090,237
------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc.                                                          86,000            1,505,000
                                                                                                 -----------
                                                                                                  10,192,911

------------------------------------------------------------------------------------------------------------
Consumer Staples--4.2%
------------------------------------------------------------------------------------------------------------
Beverages--1.1%
Adolph Coors Co., Cl. B                                                          47,000            2,467,500
------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                       132,000            9,355,500
                                                                                                 -----------
                                                                                                  11,823,000
------------------------------------------------------------------------------------------------------------
Entertainment--0.3%
Brinker International, Inc.(1)                                                   68,700            1,648,800
------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                         72,400            1,312,250
                                                                                                 -----------
                                                                                                   2,961,050
------------------------------------------------------------------------------------------------------------
Food--1.2%
Flowers Industries, Inc.                                                         87,200            1,389,750
------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                               26,700            1,084,687
------------------------------------------------------------------------------------------------------------
IBP, Inc.                                                                       179,700            3,234,600
------------------------------------------------------------------------------------------------------------
International Home Foods, Inc.(1)                                               103,600            1,800,050
------------------------------------------------------------------------------------------------------------
Keebler Foods Co.(1)                                                             73,800            2,075,625
------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                  130,600            2,881,362
                                                                                                 -----------
                                                                                                  12,466,074
------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.4%
Albertson's, Inc.                                                                56,100            1,809,225
------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                 108,200            2,164,000
                                                                                                 -----------
                                                                                                   3,973,225
------------------------------------------------------------------------------------------------------------
Household Goods--0.9%
Kimberly-Clark Corp.                                                            146,800            9,578,700
------------------------------------------------------------------------------------------------------------
Tobacco--0.3%
------------------------------------------------------------------------------------------------------------
UST, Inc.                                                                       137,200            3,455,725
------------------------------------------------------------------------------------------------------------
Energy--4.5%
------------------------------------------------------------------------------------------------------------
Energy Services--0.6%
Anadarko Petroleum Corp.                                                         47,300            1,614,113
------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                       115,100            2,632,913
------------------------------------------------------------------------------------------------------------
Global Marine, Inc.(1)                                                          143,900            2,392,338
                                                                                                 -----------
                                                                                                   6,639,364


6                             Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Market Value
                                                                                Shares           Note 1
------------------------------------------------------------------------------------------------------------
Oil: Domestic--2.3%
Apache Corp.                                                                     60,000          $ 2,216,250
------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                       47,900            1,583,694
------------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                                             113,500            2,809,125
------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                               157,333           12,675,140
------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                 37,400            2,145,825
------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                     58,400            3,171,850
                                                                                                 ----------
                                                                                                  24,601,884
------------------------------------------------------------------------------------------------------------
Oil: International--1.6%
BP Amoco plc, ADR                                                               115,800            6,868,388
------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                            120,400            7,276,675
------------------------------------------------------------------------------------------------------------
Total Fina SA, Sponsored ADR                                                     51,200            3,545,600
                                                                                                 -----------
                                                                                                  17,690,663
------------------------------------------------------------------------------------------------------------
Financial--11.4%
------------------------------------------------------------------------------------------------------------
Banks--1.2%
Chase Manhattan Corp.                                                            40,500            3,146,344
------------------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                             45,900              849,150
------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                59,700            2,354,419
------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                   59,200            4,025,600
------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                  57,600            2,329,200
                                                                                                 -----------
                                                                                                  12,704,713
------------------------------------------------------------------------------------------------------------
Diversified Financial--2.4%
AMBAC Financial Group, Inc.                                                      62,900            3,282,594
------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                 148,000            8,223,250
------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                  54,600            5,142,638
------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                 28,400            4,054,100
------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                       83,000            2,318,813
------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                            53,500            2,611,469
                                                                                                 -----------
                                                                                                  25,632,864
------------------------------------------------------------------------------------------------------------
Insurance--7.7%
ACE Ltd.                                                                        119,600            1,995,825
------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                  125,500            3,012,000
------------------------------------------------------------------------------------------------------------
American General Corp.                                                           53,300            4,044,138
------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                               69,325            7,495,766
------------------------------------------------------------------------------------------------------------
AXA Financial, Inc.                                                             253,800            8,597,475
------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                      96,800            5,451,050
------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                      77,300            6,227,481
------------------------------------------------------------------------------------------------------------
Conseco, Inc.                                                                   134,900            2,411,338
------------------------------------------------------------------------------------------------------------
Hartford Life, Inc., Cl. A                                                       85,300            3,753,200


                             Total Return Portfolio                           7

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Market Value
                                                                                Shares           Note 1
------------------------------------------------------------------------------------------------------------
Insurance  (continued)
Jefferson-Pilot Corp.                                                           135,900          $ 9,275,175
------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                          196,800            7,872,000
------------------------------------------------------------------------------------------------------------
Manulife Financial Corp.(1)                                                     147,600            1,872,675
------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                      27,500            2,631,406
------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                               53,300            2,545,075
------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                             105,300            3,547,294
------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                                        161,900            5,545,075
------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                          133,800            6,940,875
                                                                                                 -----------
                                                                                                  83,217,848
------------------------------------------------------------------------------------------------------------
Savings & Loans--0.1%
Greenpoint Financial Corp.                                                       39,000              928,688
------------------------------------------------------------------------------------------------------------
Healthcare--0.8%
------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.8%
United Healthcare Corp.                                                          76,000            4,037,500
------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)                                               64,400            4,246,375
                                                                                                 -----------
                                                                                                   8,283,875
------------------------------------------------------------------------------------------------------------
Technology--7.8%
------------------------------------------------------------------------------------------------------------
Computer Hardware--3.7%
Apple Computer, Inc.(1)                                                          95,900            9,859,719
------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                              28,300            3,224,431
------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                           133,200           14,385,600
------------------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)                                     132,500           11,991,250
                                                                                                 -----------
                                                                                                  39,461,000
------------------------------------------------------------------------------------------------------------
Computer Services--0.6%
First Data Corp.                                                                139,100            6,859,369
------------------------------------------------------------------------------------------------------------
Computer Software--0.3%
Synopsys, Inc.(1)                                                                48,000            3,204,000
------------------------------------------------------------------------------------------------------------
Communications Equipment--0.3%
BISYS Group, Inc. (The)(1)                                                       52,700            3,438,675
------------------------------------------------------------------------------------------------------------
Electronics--2.9%
Cypress Semiconductor Corp.(1)                                                  183,100            5,927,863
------------------------------------------------------------------------------------------------------------
Dallas Semiconductor Corp.                                                       69,400            4,471,963
------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                      55,100            4,535,419
------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                                                 154,900            6,631,656
------------------------------------------------------------------------------------------------------------
Teradyne, Inc.(1)                                                               147,700            9,748,200
                                                                                                 -----------
                                                                                                  31,315,101
------------------------------------------------------------------------------------------------------------
Transportation--0.6%
------------------------------------------------------------------------------------------------------------
Air Transportation--0.2%
Delta Air Lines, Inc.                                                            53,400            2,659,988
------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.4%
Union Pacific Corp.                                                              93,300            4,070,213


8                             Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                Market Value
                                                                             Shares             Note 1
------------------------------------------------------------------------------------------------------------
Utilities--3.1%
------------------------------------------------------------------------------------------------------------
Electric Utilities--2.7%
Carolina Power & Light Co.                                                       53,300         $  1,622,319
------------------------------------------------------------------------------------------------------------
Conectiv, Inc.                                                                   91,000            1,529,938
------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                               130,700            6,551,338
------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                  38,900            1,665,406
------------------------------------------------------------------------------------------------------------
Montana Power Co.                                                               170,800            6,159,475
------------------------------------------------------------------------------------------------------------
Potomac Electric Power Co.                                                       73,100            1,676,731
------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                            78,000            2,715,375
------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                            188,500            4,311,938
------------------------------------------------------------------------------------------------------------
Texas Utilities Co.                                                              67,200            2,389,800
                                                                                                ------------
                                                                                                  28,622,320
------------------------------------------------------------------------------------------------------------
Gas Utilities--0.4%
El Paso Energy Corp.                                                             95,600            3,710,475
------------------------------------------------------------------------------------------------------------
NICOR, Inc.                                                                      29,400              955,500
                                                                                                ------------
                                                                                                   4,665,975
                                                                                                ------------
Total Common Stocks (Cost $578,948,668)                                                          585,493,776

============================================================================================================
Other Securities--0.4%
------------------------------------------------------------------------------------------------------------
Ingersoll-Rand International Finance Corp. I, 6.22% Preferred Redeemable
Increased Dividend Equity Securities (Cost $4,250,000)                          170,000            4,207,500

                                                                             Principal
                                                                             Amount
============================================================================================================
Asset-Backed Securities--0.6%
IROQUOIS Trust, Asset-Backed Amortizing Nts.,
Series 1997-2, Cl. A, 6.752%, 6/25/07(2)                                     $3,107,709            3,045,313
------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile Receivables-Backed Nts.,
Series 1997-A, Cl. A-5, 6.80%, 2/15/05                                        4,050,000            4,028,484
                                                                                                ------------
Total Asset-Backed Securities (Cost $7,152,749)                                                    7,073,797
============================================================================================================
Mortgage-Backed Obligations--5.0%
------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Obligations, Series 1996-1, Cl. A2, 7.60%, 3/18/06                            6,000,000            6,012,188
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation
Certificates:
6%, 3/1/09                                                                    2,284,344            2,201,491
Series 1843, Cl. VB, 7%, 4/15/03                                              3,578,600            3,578,600
Series 1849, Cl. VA, 6%, 12/15/10                                             2,871,575            2,838,351
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1583, Cl. IC, 11.336%, 1/15/20(3)                4,898,638              411,780
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                   1,422,190            1,395,667
6.50%, 4/1/24-4/1/26                                                          2,418,527            2,295,419
7%, 4/1/00                                                                       79,080               78,977
7.50%, 5/1/07-12/1/08                                                           765,396              770,104
8%, 3/1/17-6/1/17                                                               135,638              137,700
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates, Trust 1992-15, Cl.
KZ, 7%, 2/25/22                                                               2,591,418            2,367,908



                             Total Return Portfolio                           9

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                            Principal            Market Value
                                                                            Amount               Note 1
============================================================================================================
Mortgage-Backed Obligations  (continued)
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 1993-190, Cl. Z, 5.85%, 7/25/08                                       $   606,810          $   601,877
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security, Trust 1993-223, Cl. PM, 10.979%, 10/25/23(3)                        4,736,666              612,783
------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Collateralized Mtg. Obligations,
Series 1998-12, Cl. A3, 6.50%, 4/25/29                                        2,500,000            2,218,750
------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 1994-7,
Cl. A18, 6%, 2/25/09                                                          4,707,789            4,150,199
------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
6.50%, 4/15/26                                                                3,694,440            3,491,247
7%, 11/15/08-1/15/24                                                          1,701,941            1,670,323
7.50%, 1/15/09-6/15/24                                                        3,578,408            3,572,200
8%, 5/15/17                                                                     610,304              621,363
------------------------------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity Securities,
Series 1998-3, Cl. A5, 6.36%, 8/20/22(4)                                      3,400,000            3,314,469
------------------------------------------------------------------------------------------------------------
Norwest Asset Securities Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates, Series 1999-18,
Cl. A2, 6%, 7/25/29                                                           4,000,000            3,713,125
------------------------------------------------------------------------------------------------------------
Norwest Asset Securities Corp., Collateralized Mtg. Obligations,
Series 1999-16, Cl. A3, 6%, 6/25/29                                           2,000,000            1,896,875
------------------------------------------------------------------------------------------------------------
Prudential Home Mortgage Securities Co., Sub. Fixed Rate Mtg.
Securities, Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 1993-L, Cl. 1B2, 6.641%, 12/25/23(2)(4)                                1,225,677            1,214,761
------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through
Certificates, Series 1999-QS12, Cl. M1, 7%, 9/25/14                             785,865            2,643,960
------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities I, Inc., Mtg. Pass-Through
Certificates, Series 1998-S4, Cl. M1, 6.50%, 2/25/13                            948,657            1,828,075
                                                                                                 -----------
Total Mortgage-Backed Obligations (Cost $55,008,262)                                              53,638,192
============================================================================================================
U.S. Government Obligations--5.8%
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26(5)                                                               37,750,000           34,541,250
STRIPS, 5.68%, 11/15/18(6)                                                   73,500,000           20,477,614
STRIPS, 7.83%, 5/15/15(6)                                                     2,250,000              789,885
------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 5/15/08                                                               5,200,000            4,892,878
6.125%, 8/15/07                                                               1,350,000            1,316,250
                                                                                                 -----------
Total U.S. Government Obligations (Cost $73,732,148)                                              62,017,877
============================================================================================================
Foreign Government Obligations--0.2%
------------------------------------------------------------------------------------------------------------
United Mexican States Bonds, 6.97%, 8/12/00 (Cost $1,742,914)                 1,750,000            1,754,375
============================================================================================================
Non-Convertible Corporate Bonds and Notes--20.5%
------------------------------------------------------------------------------------------------------------
Basic Materials--0.6%
------------------------------------------------------------------------------------------------------------
Chemicals--0.4%
PPG Industries, Inc., 9% Debs., 5/1/21                                        1,190,000            1,332,830
------------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29                                  3,000,000            3,023,724
                                                                                                 -----------
                                                                                                   4,356,554


10                             Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                             Principal           Market Value
                                                                             Amount              Note 1
------------------------------------------------------------------------------------------------------------
Metals--0.0%
Alcan Aluminum Ltd., 9.625% Debs., 7/15/19(2)                                $  500,000          $   505,000
------------------------------------------------------------------------------------------------------------
Paper--0.2%
Donohue Forest Products, Inc., 7.625% Gtd. Sr. Nts., 5/15/07                  2,500,000            2,426,080
------------------------------------------------------------------------------------------------------------
Capital Goods--2.7%
------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.2%
Raytheon Co., 6.45% Nts., 8/15/02                                             2,500,000            2,444,890
------------------------------------------------------------------------------------------------------------
Industrial Services--2.2%
Fred Meyer, Inc., 7.375% Sr. Nts., 3/1/05                                     6,750,000            6,668,689
------------------------------------------------------------------------------------------------------------
Interface, Inc., 7.30% Sr. Nts., 4/1/08                                       2,000,000            1,547,500
------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 6.515% Collateralized Bond Obligations, Series 1A,
Cl. A3, 8/13/10(2)                                                            4,000,000            3,710,000
------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.15% Sr. Nts., 5/15/05                                 5,000,000            4,646,950
------------------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                          4,000,000            4,038,880
------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                2,860,000            2,700,318
                                                                                                 -----------
                                                                                                  23,312,337
------------------------------------------------------------------------------------------------------------
Manufacturing--0.3%
Federal-Mogul Corp., 7.50% Nts., 7/1/04                                       2,150,000            2,037,385
------------------------------------------------------------------------------------------------------------
Norsk Hydro AS, 8.75% Bonds, 10/23/01                                         1,500,000            1,540,125
                                                                                                 -----------
                                                                                                   3,577,510
------------------------------------------------------------------------------------------------------------
Communication Services--0.5%
------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--0.3%
AT&T Capital Corp., 6.25% Medium-Term Nts., Series F, 5/15/01                 3,800,000            3,761,354
------------------------------------------------------------------------------------------------------------
Telephone Utilities--0.2%
Liberty Media Group, 8.50% Nts., 7/15/29(7)                                   2,000,000            2,030,788
------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--1.4%
------------------------------------------------------------------------------------------------------------
Autos & Housing--0.7%
Black & Decker Corp., 6.625% Nts., 11/15/00                                   2,700,000            2,693,455
------------------------------------------------------------------------------------------------------------
Ford Motor Co., 6.375% Sr. Unsec. Unsub. Nts., 2/1/29                         4,000,000            3,374,736
------------------------------------------------------------------------------------------------------------
Lear Corp., 7.96% Sr. Nts., 5/15/05(7)                                        2,000,000            1,927,548
                                                                                                 -----------
                                                                                                   7,995,739
------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.4%
Felcor Suites LP, 7.375% Sr. Nts., 10/1/04                                    2,000,000            1,818,312
------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.50% Sr. Nts., 11/15/06                      2,175,000            2,147,103
                                                                                                 -----------
                                                                                                   3,965,415
------------------------------------------------------------------------------------------------------------
Media--0.1%
Reed Elsevier, Inc., 6.625% Nts., 10/15/23(7)                                 1,600,000            1,318,864
------------------------------------------------------------------------------------------------------------
Retail: General--0.2%
Price/Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05                             2,000,000            1,982,826
------------------------------------------------------------------------------------------------------------
Consumer Staples--4.3%
------------------------------------------------------------------------------------------------------------
Broadcasting--0.5%
British Sky Broadcasting Group plc, 8.20% Nts., 7/15/09(7)                    1,600,000            1,540,843
------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                          4,000,000            3,740,000
                                                                                                 -----------
                                                                                                   5,280,843


                             Total Return Portfolio                           11

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                             Principal           Market Value
                                                                             Amount              Note 1
------------------------------------------------------------------------------------------------------------
Entertainment--1.0%
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05              $4,650,000          $ 4,475,751
------------------------------------------------------------------------------------------------------------
Viacom, Inc.:
6.75% Sr. Unsec. Nts., 1/15/03                                                1,500,000            1,478,056
7.50% Sr. Nts., 1/15/02                                                       4,250,000            4,277,000
                                                                                                 -----------
                                                                                                  10,230,807
------------------------------------------------------------------------------------------------------------
Food--1.5%
CPC International, Inc., 6.15% Unsec. Nts., Series C, 1/15/06                 2,000,000            1,890,444
------------------------------------------------------------------------------------------------------------
Dole Food Co., 6.75% Nts., 7/15/00                                            3,500,000            3,479,532
------------------------------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                             6,115,000            6,091,072
------------------------------------------------------------------------------------------------------------
RACERS-Kellogg-98-1, 5.75% Nts., 2/2/01(7)                                    5,000,000            4,957,095
                                                                                                 -----------
                                                                                                  16,418,143
------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.4%
Albertson's, Inc., 7.45% Unsec. Debs., 8/1/29                                 4,000,000            3,810,820
------------------------------------------------------------------------------------------------------------
Household Goods--0.9%
Dial Corp. (The), 5.89% Medium-Term Nts., Series A, 10/22/01                  3,250,000            3,162,799
------------------------------------------------------------------------------------------------------------
Fort James Corp.:
6.234% Nts., 3/15/01                                                          1,750,000            1,735,375
6.875% Sr. Nts., 9/15/07                                                      5,000,000            4,743,375
                                                                                                 -----------
                                                                                                   9,641,549
------------------------------------------------------------------------------------------------------------
Energy--2.4%
------------------------------------------------------------------------------------------------------------
Energy Services--1.9%
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                       3,190,000            3,265,482
------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Corp., 10% Sr. Debs., 6/15/05                           455,000              502,911
------------------------------------------------------------------------------------------------------------
Columbia Gas System, Inc., 6.80% Nts., Series C, 11/28/05                     2,000,000            1,933,222
------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                           2,000,000            1,745,980
------------------------------------------------------------------------------------------------------------
HNG Internorth/Enron Corp., 9.625% Debs., 3/15/06                               700,000              755,182
------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                        4,000,000            3,777,292
------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                               3,600,000            3,519,191
------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 6.875% Nts., 7/1/03(7)                             2,500,000            2,434,935
------------------------------------------------------------------------------------------------------------
TransCanada PipeLines Ltd., 9.875% Debs., 1/1/21                              2,250,000            2,619,090
                                                                                                 -----------
                                                                                                  20,553,285
------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.5%
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                             4,500,000            4,375,210
------------------------------------------------------------------------------------------------------------
Texaco Capital, Inc., 8.875% Gtd. Debs., 9/1/21                                 500,000              556,443
                                                                                                 -----------
                                                                                                   4,931,653
------------------------------------------------------------------------------------------------------------
Financial--5.0%
------------------------------------------------------------------------------------------------------------
Banks--1.1%
BankAmerica Corp., 7.75% Sub. Nts., 7/15/02                                   1,250,000            1,269,807
------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp., 10.125% Sub. Nts., 11/1/00                             1,000,000            1,026,735
------------------------------------------------------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                        750,000              778,593
------------------------------------------------------------------------------------------------------------
Greenpoint Bank (Brooklyn New York), 6.70% Sr. Medium-Term Bank Nts.,
7/15/02                                                                       5,000,000            4,893,275
------------------------------------------------------------------------------------------------------------
People's Bank of Bridgeport (Connecticut), 7.20% Sub. Nts., 12/1/06           4,000,000            3,852,304
                                                                                                 -----------
                                                                                                  11,820,714


12                             Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                             Principal           Market Value
                                                                             Amount              Note 1
-----------------------------------------------------------------------------------------------------------
Diversified Financial--1.6%
American General Finance Corp., 5.875% Sr. Nts., 7/1/00                      $1,500,000          $ 1,497,154
------------------------------------------------------------------------------------------------------------
American General Institutional Capital B, 8.125% Bonds, Series B, 3/15/46(7)  2,750,000            2,753,768
------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 7.25% Nts., 12/1/03                              4,830,000            4,727,498
------------------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                             2,750,000            2,497,443
------------------------------------------------------------------------------------------------------------
Finova Capital Corp., 7.625% Sr. Nts., 9/21/09                                3,250,000            3,201,552
------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                         1,200,000            1,183,565
------------------------------------------------------------------------------------------------------------
PHH Corp., 6.50% Nts., 2/1/00                                                 1,250,000            1,250,659
                                                                                                 -----------
                                                                                                  17,111,639
------------------------------------------------------------------------------------------------------------
Insurance--1.2%
Conseco, Inc., 6.40% Nts., 6/15/01                                            3,000,000            2,926,650
------------------------------------------------------------------------------------------------------------
Equitable Life Assurance Society (U.S.A.), 6.95% Surplus Nts., 12/1/05(7)     2,000,000            1,942,106
------------------------------------------------------------------------------------------------------------
GenAmerica Capital I, 8.525% Nts., 6/30/27(2)                                 3,250,000            2,684,666
------------------------------------------------------------------------------------------------------------
Life Re Capital Trust I, 8.72% Nts., 6/15/27(7)                               2,500,000            2,450,828
------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.75% Sr. Unsec. Nts., 11/15/06            3,500,000            3,333,358
                                                                                                 -----------
                                                                                                  13,337,608
------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--1.1%
Chelsea GCA Realty Partner, Inc., 7.75% Unsec. Nts., 1/26/01                  5,520,000            5,531,504
------------------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                     3,000,000            2,943,180
------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                         3,000,000            2,864,340
                                                                                                 -----------
                                                                                                  11,339,024
------------------------------------------------------------------------------------------------------------
Healthcare--0.3%
------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.3%
Tenet Healthcare Corp.:
8% Sr. Nts., 1/15/05                                                          1,500,000            1,443,750
8.625% Sr. Unsec. Nts., 12/1/03                                               2,000,000            1,975,712
                                                                                                 -----------
                                                                                                   3,419,462
------------------------------------------------------------------------------------------------------------
Technology--0.2%
------------------------------------------------------------------------------------------------------------
Computer Software--0.2%
Electric Data Systems Corp., 7.125% Nts., 5/15/05(7)                          2,000,000            1,985,036
------------------------------------------------------------------------------------------------------------
Transportation--0.8%
------------------------------------------------------------------------------------------------------------
Air Transportation--0.4%
Northwest Airlines Corp., 8.375% Unsec. Nts., 3/15/04                         4,250,000            3,990,019
------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.4%
Union Pacific Corp.:
7% Nts., 6/15/00                                                              2,030,000            2,036,541
7.60% Nts., 5/1/05                                                            2,000,000            2,002,352
                                                                                                 -----------
                                                                                                   4,038,893
------------------------------------------------------------------------------------------------------------
Utilities--2.3%
------------------------------------------------------------------------------------------------------------
Electric Utilities--1.1%
Cleveland Electric Illumination, Inc., 6.86% First Mtg. Nts., 10/1/08         4,000,000            3,676,220
------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 8.25% First Mtg. Bonds, Series C, 2/1/03                3,278,000            3,325,957
------------------------------------------------------------------------------------------------------------
Hawaiian Electric Industries, Inc., 6.31% Medium-Term Nts.,
Series B, 2/19/02                                                             5,000,000            4,872,545
                                                                                                 -----------
                                                                                                  11,874,722


                             Total Return Portfolio                           13

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                            Principal         Market Value
                                                                            Amount            Note 1
------------------------------------------------------------------------------------------------------------
Gas Utilities--1.2%
Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                   $ 2,000,000       $    1,980,304
------------------------------------------------------------------------------------------------------------
Southern California Gas Co., 6.38% Medium-Term Nts., 10/29/01                 2,500,000            2,468,740
------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                               3,800,000            3,591,920
------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 6.20% Nts., 8/1/02                                 4,675,000            4,561,552
                                                                                              --------------
                                                                                                  12,602,516
                                                                                              --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $229,771,078)                              220,064,090
============================================================================================================
Short-Term Notes--8.6%(8)
------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank:
1.50%, 1/3/00                                                                 2,400,000            2,399,827
5.72%, 1/12/00                                                               15,000,000           14,973,783
5.75%, 1/11/00                                                                5,000,000            4,992,014
5.80%, 1/19/00                                                               10,000,000            9,971,000
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5.53%, 1/10/00                                                               10,000,000            9,985,875
5.72%, 1/25/00                                                               20,000,000           19,923,733
5.76%, 1/28/00                                                               10,000,000            9,956,800
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.64%, 1/6/00-1/7/00                        20,000,000           19,982,767
                                                                                              --------------
Total Short-Term Notes (Cost $92,185,799)                                                         92,185,799
============================================================================================================
Repurchase Agreements--4.1%
------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 2.75%, dated
12/31/99, to be repurchased at $44,110,106 on 1/3/00, collateralized by U.S. Treasury Bonds, 5.25%-12%, 2/15/01-11/15/28, with a value of $17,308,796 and U.S. Treasury Nts., 5%-7.50%, 12/31/00-2/15/07,
with a value of $27,698,799 (Cost $44,100,000)                               44,100,000           44,100,000
------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,086,891,618)                                  99.7%       1,070,535,406
------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                     0.3            3,501,457
                                                                             ----------       --------------
Net Assets                                                                        100.0%      $1,074,036,863
                                                                             ==========       ==============


1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
4. Represents the current interest rate for a variable rate security.
5. Securities with an aggregate market value of $14,148,760 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $23,341,811 or 2.17% of the Fund's net assets as of December 31, 1999.
8. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.




14                             Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 1999
--------------------------------------------------------------------------------

============================================================================================================
Assets
Investments, at value (cost $1,086,891,618)--see accompanying statement                       $1,070,535,406
------------------------------------------------------------------------------------------------------------
Cash                                                                                               1,093,330
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                         6,449,422
Shares of capital stock sold                                                                         121,428
Daily variation on futures contracts                                                                  43,550
Other                                                                                                 10,882
                                                                                              --------------
Total assets                                                                                   1,078,254,018
============================================================================================================
Liabilities
Payables and other liabilities:
Shares of capital stock redeemed                                                                   3,232,545
Investments purchased                                                                                918,689
Directors' compensation                                                                                2,426
Transfer and shareholder servicing agent fees                                                            186
Other                                                                                                 63,309
                                                                                              --------------
Total liabilities                                                                                  4,217,155
============================================================================================================
Net Assets                                                                                    $1,074,036,863
                                                                                              ==============
============================================================================================================
Composition of Net Assets
Par value of shares of capital stock                                                          $      611,998
------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                       953,683,472
------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                               40,223,973
------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                          89,114,712
------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                        (9,597,292)
                                                                                              --------------
Net assets--applicable to 611,998,349 shares of capital stock outstanding                     $1,074,036,863
                                                                                              ==============
============================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                               $1.75

See accompanying Notes to Financial Statements.



                             Total Return Portfolio                          15

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

============================================================================================================
Investment Income
Interest                                                                                       $  36,275,924
------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $12,828)                                           10,709,009
                                                                                               -------------
Total income                                                                                      46,984,933
============================================================================================================
Expenses
Management fees                                                                                    6,587,018
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                           39,584
------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                               30,912
------------------------------------------------------------------------------------------------------------
Accounting service fees                                                                               15,000
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                          2,121
------------------------------------------------------------------------------------------------------------
Other                                                                                                 82,621
                                                                                               -------------
Total expenses                                                                                     6,757,256
Less expenses paid indirectly                                                                        (22,093)
                                                                                               -------------
Net expenses                                                                                       6,735,163
============================================================================================================
Net Investment Income                                                                             40,249,770
============================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments                                                                                       81,084,492
Closing of futures contracts                                                                      18,569,988
                                                                                               -------------
Net realized gain                                                                                 99,654,480
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                            (156,341,136)
                                                                                               -------------
Net realized and unrealized loss                                                                 (56,686,656)
============================================================================================================
Net Decrease in Net Assets Resulting from Operations                                           $ (16,436,886)
                                                                                               =============

See accompanying Notes to Financial Statements.



16                             Total Return Portfolio

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                         Year Ended December 31,
                                                                         1999                 1998
============================================================================================================
Operations
Net investment income                                                    $   40,249,770       $   42,915,282
------------------------------------------------------------------------------------------------------------
Net realized gain                                                            99,654,480           38,137,346
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                      (156,341,136)          54,372,054
                                                                         --------------       --------------
Net increase (decrease) in net assets resulting from operations             (16,436,886)         135,424,682
============================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                        (43,060,498)         (42,620,811)
------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                        (47,469,898)        (144,299,156)
============================================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from
capital stock transactions                                                 (162,878,234)         116,654,347
============================================================================================================
Net Assets
Total increase (decrease)                                                  (269,845,516)          65,159,062
------------------------------------------------------------------------------------------------------------
Beginning of period                                                       1,343,882,379        1,278,723,317
                                                                         --------------       --------------
End of period (including undistributed net investment
income of $40,223,973 and $42,986,942, respectively)                     $1,074,036,863       $1,343,882,379
                                                                         ==============       ==============

See accompanying Notes to Financial Statements.


                             Total Return Portfolio                           17

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                                     Year Ended December 31,
                                                                     1999         1998          1997         1996(1)       1995
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                                  $1.91        $2.00         $1.91        $1.75        $1.51
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                   .07          .06           .07          .07          .07
Net realized and unrealized gain (loss)                                (.10)         .14           .25          .11          .30
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                         (.03)         .20           .32          .18          .37
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   (.06)        (.07)         (.07)        (.01)        (.07)
Distributions from net realized gain                                   (.07)        (.22)         (.16)        (.01)        (.06)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                        (.13)        (.29)         (.23)        (.02)        (.13)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $1.75        $1.91         $2.00        $1.91        $1.75
                                                                      =====        =====         =====        =====        =====
================================================================================================================================
Total Return, at Net Asset Value(2)                                   (1.54)%      10.90%        18.81%       10.14%       24.66%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)                              $1,074       $1,344        $1,279       $1,122        $ 994
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                                     $1,230       $1,299        $1,208       $1,058        $ 864(3)
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: (4)
Net investment income                                                  3.27%        3.30%         3.57%        4.12%        4.48%
Expenses                                                               0.55%        0.55%(5)      0.55%(5)     0.55%(5)     0.59%(5)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                              113%          93%          104%         104%          62%



1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. This information is not covered by the auditors' opinion.
4. Annualized for periods less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $1,145,741,282 and $1,277,170,856, respectively.



See accompanying Notes to Financial Statements.



18                             Total Return Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Total Return Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek maximum total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.



                             Total Return Portfolio                           19

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
         The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1999, amounts have been reclassified to reflect an increase in undistributed net investment income of $47,759. Accumulated net realized gain on investments was decreased by the same amount.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock
The Fund has authorized 1,950 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                     Year Ended December 31, 1999              Year Ended December 31, 1998
                                                     ----------------------------------        ---------------------------------
                                                     Shares               Amount               Shares             Amount
--------------------------------------------------------------------------------------------------------------------------------
Sold                                                   39,107,889         $  70,396,179          69,325,992        $ 127,905,490
Dividends and/or distributions reinvested              51,437,725            90,530,396         102,703,278          186,919,967
Redeemed                                             (182,957,660)         (323,804,809)       (108,494,837)        (198,171,110)
                                                     ------------         -------------        ------------        -------------
Net increase (decrease)                               (92,412,046)        $(162,878,234)         63,534,433        $ 116,654,347
                                                     ============         =============        ============        =============

================================================================================
3. Unrealized Gains and Losses on Securities
As of December 31, 1999, net unrealized depreciation on securities of $16,356,212 was composed of gross appreciation of $50,502,787, and gross depreciation of $66,858,999.



20                             Total Return Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 0.625% of the first $600 million of average daily net assets of the Fund and 0.45% of average daily net assets in excess of $600 million. The Fund's management fee for the year ended December 31, 1999, was 0.54% of average annual net assets.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000 plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.

================================================================================
5. Futures Contracts
The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
         The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
         Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.
         Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
         Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 1999, the Fund had outstanding futures contracts as follows:

                                          Expiration            Number of       Valuation as of        Unrealized
Contract Description                      Date                  Contracts       December 31, 1999      Appreciation
-------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
----------------------
NASDAQ 100                                3/16/00               100             $37,250,000              $4,881,212
Standard &Poor's 500                      3/16/00               163              60,481,150               1,877,708
                                                                                                         ----------
                                                                                                         $6,758,920
                                                                                                         ==========

================================================================================
6. Illiquid or Restricted Securities
As of December 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1999, was $11,159,740, which represents 1.04% of the Fund's net assets.



                             Total Return Portfolio                           21

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Directors and Shareholders of Total Return Portfolio:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Total Return Portfolio (which is a series of Panorama Series Fund, Inc.) as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998 and the financial highlights for the period January 1, 1996 to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period January 1, 1995 to December 31, 1995, were audited by other auditors whose report dated February 15, 1996, expressed an unqualified opinion on this information.
         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Total Return Portfolio as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP

Denver, Colorado
January 24, 2000




22                             Total Return Portfolio

--------------------------------------------------------------------------------
Federal Income Tax Information (Unaudited)
--------------------------------------------------------------------------------

================================================================================
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
         Distributions of $0.1314 per share were paid to shareholders on March 22, 1999, of which $0.0499 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).
         Dividends paid by the Fund during the fiscal year ended December 31, 1999, which are not designated as capital gain distributions should be multiplied by 12% to arrive at the net amount eligible for the corporate dividend-received deduction.
         The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



                             Total Return Portfolio                           23

--------------------------------------------------------------------------------
Total Return Portfolio
--------------------------------------------------------------------------------
A Series of Panorama Series Fund, Inc.

===============================================================================================
Officers and Directors                     James C. Swain, Director and Chairman of the Board
                                           Bridget A. Macaskill, President
                                           William H. Armstrong, Director
                                           Robert G. Avis, Director
                                           William A. Baker, Director
                                           Jon S. Fossel, Director
                                           Sam Freedman, Director
                                           Raymond J. Kalinowski, Director
                                           C. Howard Kast, Director
                                           Robert M. Kirchner, Director
                                           Ned M. Steel, Director
                                           Peter M. Antos, Vice President
                                           George Evans, Vice President
                                           Alan Gilston, Vice President
                                           John S. Kowalik, Vice President
                                           Stephen F. Libera, Vice President
                                           David P. Negri, Vice President
                                           Thomas P. Reedy, Vice President
                                           Michael C. Strathearn, Vice President
                                           Kenneth B. White, Vice President
                                           Arthur J. Zimmer, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert G. Zack, Assistant Secretary
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer

===============================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

===============================================================================================
Transfer Agent                             OppenheimerFunds Services

================================================================================================
Custodian of Portfolio Securities          The Bank of New York

===============================================================================================
Independent Auditors                       Deloitte & Touche LLP

===============================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.

                                           This is a copy of a report to shareholders of Total
                                           Return Portfolio. This report must be preceded or
                                           accompanied by a Prospectus of Total Return
                                           Portfolio. For material information concerning the
                                           Funds, see the Prospectus.

                                           Shares of Oppenheimer funds are not deposits or
                                           obligations of any bank, are not guaranteed by any
                                           bank, are not insured by the FDIC or any other
                                           agency,  and involve investment risks, including the
                                           possible loss of the principal amount invested.


24                             Total Return Portfolio